Other Receivables Prepaid Expenses and Loans to Others (Details) - Schedule of loans to others - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Loans To Others Abstract
Loan to Safee (see note 4D)		$ 71
Loan to A.I Systems Ltd.	[1]	940
Total		$ 1,011

[1]	On August 23, 2022, the Company signed a convertible loan agreement with A.I Artificial Intelligence Research and Development Ltd. (A.I R&D Ltd.) for the assignment of a loan it has given to A.I Systems Ltd, a public company traded in Tel Aviv. The original loan amount was NIS 6,000 thousand. According to the agreement, the Company purchased from A.I R&D Ltd., 50% from the original loan in exchange for USD 914 thousand (NIS 3,000 thousand) in the same terms of the original loan given to A.I Systems Ltd. According to the agreement, the loan will bear an interest of 1% per month and will be repaid or converted into shares of A.I Systems Ltd. on March 13, 2023. The loan was accounted for as financial assets measured at fair value through profit or loss. As of December 31, 2022, the fair value of the loan was USD 940 thousand (USD 3,307 thousand). On March 12, 2023, the Company entered into an amendment to the conversion loan agreement. According to the amendment, the repayment will be postponed by 3 months, to June 13, 2023.